COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease obligation, partially offset by subleases
At December 31, 2012, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations. Future minimum rental obligations for non-cancellable lease payments total approximately $112.7 million at December 31, 2012. The lease obligations, partially offset by subleases, are payable as follows:

(amounts in thousands)	Lease commitments	Sublease income
2,013,000	$18,861	$445
2,014,000	17,290	454
2,015,000	14,935	463
2,016,000	12,033	472
2,017,000	10,735	481
Thereafter	38,844	3,650

Components of the indemnification
In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets of approximately $3.3 million and $3.4 million at March 30, 2013 and December 31, 2012, respectively. As of March 30, 2013 and December 31, 2012, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $2.9 million and $3.0 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Product claim liabilities	$146	$218
Multiemployer pension plan withdrawal liability	2,552	2,615
Other	587	578
	$3,285	$3,411

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.4 million and $3.6 million at December 31, 2012 and December 31, 2011, respectively. As of December 31, 2012 and December 31, 2011, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.0 million and $3.2 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Product claim liabilities	$218	$193
Multiemployer pension plan withdrawal liability	2,615	2,854
Other	578	572
	$3,411	$3,619

Changes in the Company's warranty liabilities
Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Balance, beginning of period	$37,870	$38,612
Warranty expense during period	2,519	2,570
Settlements made during period	(2,681)	(2,402)
Balance, end of period	$37,708	$38,780

Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Balance, beginning of period	$38,612	$41,780	$43,398
Warranty expense during period	11,034	7,359	11,364
Settlements made during period	(11,776)	(10,527)	(12,982)
Balance, end of period	$37,870	$38,612	$41,780